UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

Semiannual report Delaware Limited-Term Diversified Income Fund June 30, 2013 Fixed income mutual fund

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Limited-Term Diversified Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	5
Statement of operations	28
Statements of changes in net assets	30
Financial highlights	32
Notes to financial statements	42
About the organization	60

Unless otherwise noted, views expressed herein are current as of June 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from January 1, 2013 to June 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2013 to June 30, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Limited-Term Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/13	6/30/13	Expense Ratio	1/1/13 to 6/30/13*
Actual Fund return†
Class A	$1,000.00	$976.40	0.83%	$4.07
Class B	1,000.00	973.50	1.14%	5.58
Class C	1,000.00	971.10	1.68%	8.21
Class R	1,000.00	974.70	1.18%	5.78
Institutional Class	1,000.00	975.90	0.68%	3.33
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.68	0.83%	$4.16
Class B	1,000.00	1,019.14	1.14%	5.71
Class C	1,000.00	1,016.46	1.68%	8.40
Class R	1,000.00	1,018.94	1.18%	5.91
Institutional Class	1,000.00	1,021.42	0.68%	3.41

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocation
Delaware Limited-Term Diversified Income Fund	As of June 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	2.28%
Agency Mortgage-Backed Securities	19.81%
Collateralized Debt Obligations	0.86%
Commercial Mortgage-Backed Securities	1.88%
Convertible Bonds	1.06%
Corporate Bonds	37.24%
Banking	7.45%
Basic Industry	1.42%
Brokerage	0.69%
Capital Goods	1.72%
Communications	3.44%
Consumer Cyclical	4.91%
Consumer Non-Cyclical	5.95%
Electric	1.19%
Energy	2.01%
Finance Companies	1.39%
Insurance	2.43%
Natural Gas	1.62%
Technology	2.34%
Transportation	0.68%
Municipal Bonds	0.22%
Non-Agency Asset Backed Securities	30.95%
Non-Agency Collateralized Mortgage Obligations	0.05%
Regional Bonds	1.54%
Senior Secured Loan	0.00%
Sovereign Bonds	4.47%
Supranational Banks	1.31%

Security type/sector allocation

Security type/sector	Percentage of net assets
U.S. Treasury Obligations	1.23%
Short-Term Investments	12.39%
Total Value of Securities	115.30%
Liabilities Net of Receivables and Other Assets	(15.30%)
Total Net Assets	100.00%

Statement of net assets
Delaware Limited-Term Diversified Income Fund	June 30, 2013 (Unaudited)

		Principal amount°		Value (U.S. $)
Agency Asset-Backed Securities – 0.01%
•	Fannie Mae Grantor Trust
	Series 2003-T4 2A5 5.407% 9/26/33	USD	213,201	$218,695
•	Fannie Mae Whole Loan
	Series 2001-W2 AS5 6.473% 10/25/31		4,810	5,106
w	Freddie Mac Structured Pass Through Securities
	Series T-30 A5 7.972% 12/25/30		5,652	5,792
•	SLM Student Loan Trust
	Series 2004-4 A4 0.406% 1/25/19		6,368	6,368
Total Agency Asset-Backed Securities
	(cost $228,639)			235,961

Agency Collateralized Mortgage Obligations – 2.28%
•	E.F. Hutton Trust III
	Series 1 A 1.023% 10/25/17		5,237	5,249
	Fannie Mae Grantor Trust
	•Series 2001-T5 A2 6.991% 2/19/30		43,280	51,255
	Series 2002-T1 A2 7.00% 11/25/31-SD		105,365	121,443
	Fannie Mae REMICs
	Series 2002-90 A1 6.50% 6/25/42		1,289	1,492
	Series 2003-32 PH 5.50% 3/25/32		7,337	7,424
	Series 2003-52 NA 4.00% 6/25/23		262,471	279,711
	Series 2003-120 BL 3.50% 12/25/18		922,160	957,981
	•Series 2004-36 FA 0.593% 5/25/34		583,570	586,312
	Series 2004-49 EB 5.00% 7/25/24		76,945	84,661
	•Series 2005-66 FD 0.493% 7/25/35		2,520,503	2,521,942
	Series 2005-110 MB 5.50% 9/25/35		32,389	35,323
	•Series 2006-105 FB 0.613% 11/25/36		217,885	219,164
	Series 2010-29 PA 4.50% 10/25/38		301,387	308,212
	Series 2010-75 NA 4.00% 9/25/28		1,063,592	1,099,424
	Series 2011-88 AB 2.50% 9/25/26		482,434	495,247
	•Series 2011-105 FP 0.593% 6/25/41		4,669,654	4,688,402
	Series 2011-113 MC 4.00% 12/25/40		624,992	647,876
•	Fannie Mae Whole Loan
	Series 2002-W1 2A 6.767% 2/25/42		129,403	154,146
	Freddie Mac REMIC
	Series 2901 CA 4.50% 11/15/19		358,659	378,727
	Series 2931 GC 5.00% 1/15/34		215,614	223,944
	•Series 3016 FL 0.583% 8/15/35		409,079	410,052
	Series 3027 DE 5.00% 9/15/25		80,585	88,230
	•Series 3067 FA 0.54% 11/15/35		6,208,442	6,230,165

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Freddie Mac REMIC (continued)
	Series 3173 PE 6.00% 4/15/35	USD	27,199	$27,960
	•Series 3232 KF 0.643% 10/15/36		222,404	223,927
	•Series 3241 FM 0.573% 11/15/36		91,783	92,180
	•Series 3297 BF 0.433% 4/15/37		1,841,112	1,842,105
	•Series 3316 FB 0.493% 8/15/35		364,413	364,313
	Series 3416 GK 4.00% 7/15/22		2,164	2,221
	Series 3581 PE 4.50% 1/15/39		8,914,371	9,414,547
	Series 3737 NA 3.50% 6/15/25		348,797	366,483
	•Series 3780 LF 0.593% 3/15/29		1,201,079	1,202,696
	•Series 3800 AF 0.693% 2/15/41		4,368,541	4,406,577
	•Series 3803 TF 0.593% 11/15/28		1,103,629	1,109,280
	Series 4163 CW 3.50% 4/15/40		4,610,081	4,797,582
w	Freddie Mac Structured Pass Through Securities
	Series T-42 A5 7.50% 2/25/42		52,333	61,498
	Series T-54 2A 6.50% 2/25/43		1,214	1,472
	Series T-58 2A 6.50% 9/25/43		891,957	1,000,467
	•Series T-60 1A4C 4.92% 3/25/44		553,291	558,442
Total Agency Collateralized Mortgage
	Obligations (cost $44,814,461)			45,068,132

Agency Mortgage-Backed Securities – 19.81%
	Fannie Mae
	4.00% 9/1/20		7,678,961	8,102,913
	6.50% 8/1/17		58,638	64,959
	9.00% 11/1/15		46,303	49,058
	10.00% 10/1/30		101,510	115,050
	10.50% 6/1/30		26,796	27,569
•	Fannie Mae ARM
	2.295% 12/1/33		174,615	182,920
	2.418% 3/1/38		10,873	11,548
	2.428% 4/1/36		76,640	82,107
	2.546% 8/1/34		205,731	217,975
	2.547% 4/1/36		8,779	9,017
	2.604% 4/1/36		856,713	908,052
	2.624% 6/1/34		152,123	161,234
	2.785% 11/1/35		662,895	705,743
	2.81% 11/1/35		77,886	82,494
	3.465% 1/1/41		345,313	360,111
	3.693% 11/1/39		739,010	784,748

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
•	Fannie Mae ARM (continued)
	4.544% 11/1/39	USD	4,018,306	$4,306,887
	4.984% 9/1/38		2,625,938	2,809,082
	5.157% 8/1/35		42,506	45,629
	5.289% 6/1/36		318,280	343,990
	5.598% 8/1/36		95,329	102,922
	6.058% 7/1/36		148,216	160,677
	6.085% 7/1/36		181,966	196,393
	Fannie Mae FHAVA 30 yr
	7.50% 3/1/25		3,715	3,729
	10.00% 1/1/19		40,047	40,961
	Fannie Mae S.F. 15 yr
	2.50% 2/1/28 to 3/1/28		9,146,433	9,214,831
	3.00% 11/1/27		101,180	104,311
	4.00% 11/1/25		15,545,730	16,608,607
	4.50% 9/1/20		2,321,812	2,467,683
	5.00% 9/1/18 to 9/1/25		22,351,897	23,951,958
	5.50% 1/1/23 to 4/1/23		79,175	85,453
	6.00% 3/1/18 to 8/1/22		1,441,608	1,528,520
	7.00% 11/1/14		68	69
	8.00% 10/1/16		66,933	70,582
	Fannie Mae S.F. 15 yr TBA
	2.50% 7/1/28		68,039,000	68,432,347
	3.00% 7/1/27		154,248,000	158,658,536
	Fannie Mae S.F. 20 yr
	5.50% 12/1/29		220,149	238,972
	6.50% 2/1/22		111,996	124,265
	Fannie Mae S.F. 30 yr
	3.50% 8/1/42		5,623,701	5,721,916
	4.00% 11/1/40 to 1/1/43		11,716,872	12,220,636
	4.50% 7/1/36 to 8/1/41		7,160,908	7,584,850
	5.00% 4/1/33 to 3/1/34		525,351	568,331
	6.00% 9/1/34 to 2/1/37		1,199,134	1,335,466
	6.50% 6/1/29 to 12/1/37		51,325	57,719
	7.00% 12/1/34 to 12/1/37		1,321,086	1,485,244
	7.50% 6/1/31 to 6/1/34		18,814	21,470
	8.00% 11/1/21 to 5/1/24		77,805	87,526
	9.00% 8/1/22		75,414	83,710
	9.25% 6/1/16 to 8/1/16		20,465	20,571
	10.00% 2/1/25		149,866	169,553
	11.00% 9/1/15 to 8/1/20		11,930	12,195

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 30 yr TBA
	3.50% 7/1/42	USD	11,865,000	$12,044,828
	4.50% 7/1/40		7,935,000	8,396,222
	Freddie Mac
	6.00% 1/1/17		8,765	8,921
	6.50% 6/17/14 to 3/1/16		264,806	278,369
•	Freddie Mac ARM
	2.358% 4/1/33		102,477	103,428
	2.382% 2/1/35		152,888	162,341
	2.615% 7/1/36		80,238	85,809
	2.771% 2/1/37		9,336	9,996
	2.883% 4/1/34		31,531	33,402
	4.928% 7/1/38		2,805,105	2,990,114
	4.992% 8/1/38		56,161	59,691
	5.68% 6/1/37		566,315	612,079
	5.755% 10/1/36		11,590	12,293
	6.186% 10/1/37		625,077	677,667
	Freddie Mac S.F. 15 yr
	5.00% 6/1/18 to 12/1/22		258,311	274,090
	5.50% 7/1/24		2,737,915	2,952,957
	8.00% 7/1/16		21,385	22,438
	Freddie Mac S.F. 30 yr
	4.00% 11/1/40		94,453	98,278
	4.50% 10/1/39 to 11/1/39		4,964,771	5,227,308
	6.00% 2/1/36 to 10/1/38		21,726,955	23,733,920
	7.00% 11/1/33		851	987
	8.00% 5/1/31		126,292	146,609
	9.00% 9/1/30		88,248	97,107
	11.00% 5/1/20		2,246	2,628
	11.50% 6/1/15 to 3/1/16		23,045	23,556
	GNMA I GPM 30 yr 12.25% 1/15/14		860	865
	GNMA I S.F. 15 yr 6.00% 1/15/22		2,780,960	3,031,243
	GNMA I S.F. 30 yr
	7.50% 12/15/31 to 12/15/23		155,960	192,287
	8.00% 6/15/30		7,795	8,156
	9.00% 5/15/16 to 2/15/17		9,413	9,701
	9.50% 12/15/16 to 8/15/17		3,073	3,274
	11.00% 10/15/15 to 8/15/19		51,839	53,323
	GNMA II GPM 9.75% 12/20/16 to 9/20/17		9,654	9,711

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	GNMA II S.F. 30 yr
	9.50% 11/20/20 to 11/20/21	USD	73,872	$85,826
	10.50% 6/20/20		1,673	1,684
	11.00% 9/20/15 to 10/20/15		10,242	10,620
	11.50% 1/20/18 to 8/20/18		20,135	21,258
	12.00% 4/20/14 to 10/20/15		15,951	16,345
	12.50% 10/20/13 to 1/20/14		1,387	1,401
Total Agency Mortgage-Backed Securities
(cost $395,203,878)				392,231,821

Collateralized Debt Obligations – 0.86%
#•	Avenue CLO II
	Series 2005-2A A1L 144A 0.536% 10/30/17		10,211,182	10,170,541
#•	Ballyrock CLO
	Series 2006-1A A 144A 0.493% 8/28/19		1,605,958	1,591,007
#•	Gallatin CLO II
	Series 2005-1A A1L 144A 0.525% 8/15/17		104,555	104,137
#•	KKR Financial CLO
	Series 2005-1A A1 144A 0.546% 4/26/17		4,962,435	4,937,622
#	Newton CDO 144A 1.12% 3/27/14		265,733	265,449
Total Collateralized Debt Obligations
(cost $17,059,463)				17,068,756

Commercial Mortgage-Backed Securities – 1.88%
•	Bear Stearns Commercial Mortgage Securities
	Series 2005-T20 A4A 5.296% 10/12/42		1,005,000	1,083,591
•w	Commercial Mortgage Pass Through Certificates
	Series 2005-C6 A5A 5.116% 6/10/44		4,105,000	4,400,383
•	Credit Suisse First Boston Mortgage Securities
	Series 2004-C1 A4 4.75% 1/15/37		2,964,515	2,990,873
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.569% 2/15/39		84,142	86,195
#	DBUBS Mortgage Trust Series 2011-LC1A A3
	144A 5.00% 11/10/46		1,360,000	1,498,074
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38		4,483,000	4,610,456
	Series 2005-GG4 A4A 4.751% 7/10/39		6,435,000	6,759,022
	•Series 2006-GG6 A4 5.553% 4/10/38		1,160,000	1,263,496

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
• JPMorgan Chase Commercial Mortgage
Securities Series 2005-LDP5 A4
5.367% 12/15/44	USD	1,625,000	$1,753,604
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38		355,726	359,153
•Series 2005-CKI1 A6 5.458% 11/12/37		1,720,988	1,846,964
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42		5,715,000	6,068,198
•Series 2007-T27 A4 5.816% 6/11/42		3,440,000	3,889,278
WF-RBS Commercial Mortgage Trust
Series 2013-C14 A5 3.337% 6/15/46		635,000	605,391
Total Commercial Mortgage-Backed
Securities (cost $35,076,864)			37,214,678

Convertible Bonds – 1.06%
L-3 Communications Holdings 3.00%
exercise price $90.24, expiration date 8/1/35		5,520,000	5,640,750
Leap Wireless International 4.50%
exercise price $93.21, expiration date 7/10/14		15,261,000	15,384,996
Total Convertible Bonds (cost $20,920,373)			21,025,746

Corporate Bonds – 37.24%
Banking – 7.45%
# Bank Nederlandse Gemeenten 144A
1.375% 3/19/18		4,490,000	4,401,147
1.75% 10/6/15		2,000	2,042
2.50% 1/23/23		6,088,000	5,723,134
Bank of America 2.00% 1/11/18		9,075,000	8,799,592
BB&T 5.20% 12/23/15		6,410,000	7,005,213
BBVA U.S. Senior 4.664% 10/9/15		2,005,000	2,066,503
• Branch Banking & Trust 0.592% 9/13/16		9,975,000	9,876,856
#• Commonwealth Bank of Australia 144A
0.553% 9/17/14		32,225,000	32,325,743
#• HBOS Capital Funding 144A 6.071% 6/29/49		23,165,000	20,269,375
JPMorgan Chase
1.625% 5/15/18		2,265,000	2,173,922
3.375% 5/1/23		2,600,000	2,425,992
• JPMorgan Chase Bank 0.602% 6/13/16		1,750,000	1,720,441
KeyBank 5.45% 3/3/16		6,050,000	6,674,088

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Morgan Stanley
	2.125% 4/25/18	USD	5,325,000	$5,101,957
	4.10% 5/22/23		2,630,000	2,434,738
#	Nederlandse Waterschapsbank 144A
	0.75% 3/29/16		2,645,000	2,631,405
	Oesterreichische Kontrollbank AG
	1.125% 5/29/18		2,205,000	2,142,748
•	PNC Financial Services Group 4.494% 5/29/49		7,260,000	7,256,370
	Regions Financial 2.00% 5/15/18		1,620,000	1,533,157
	Santander Holdings USA
	3.00% 9/24/15		3,405,000	3,493,132
	4.625% 4/19/16		2,090,000	2,206,225
	State Street 3.10% 5/15/23		3,030,000	2,844,055
•	SunTrust Bank 0.564% 8/24/15		1,310,000	1,300,149
•	USB Capital IX 3.50% 10/29/49		6,960,000	6,072,600
#•	USB Realty 144A 1.424% 12/22/49		400,000	346,000
•	Wells Fargo Bank 0.484% 5/16/16		1,825,000	1,795,287
	Zions Bancorp
	4.50% 3/27/17		2,325,000	2,460,908
	7.75% 9/23/14		685,000	738,318
	Zions Bancorporation 4.50% 6/13/23		1,680,000	1,657,019
				147,478,116
Basic Industry – 1.42%
#	Barrick Gold 144A 4.10% 5/1/23		4,965,000	4,156,092
	CF Industries 6.875% 5/1/18		7,410,000	8,721,207
#	Freeport-McMoRan Copper & Gold 144A
	3.875% 3/15/23		2,120,000	1,922,579
#	Georgia-Pacific 144A 5.40% 11/1/20		5,750,000	6,421,640
#	Glencore Funding 144A 2.50% 1/15/19		3,525,000	3,193,142
	International Paper 5.25% 4/1/16		550,000	597,497
	Lubrizol 5.50% 10/1/14		1,380,000	1,462,679
	Rio Tinto Finance USA 2.25% 12/14/18		1,695,000	1,649,233
				28,124,069
Brokerage – 0.69%
	Jefferies Group
	5.125% 1/20/23		2,415,000	2,400,855
	5.875% 6/8/14		2,805,000	2,924,213
	JPMorgan Structured Products 6.00% 5/17/15	BRL	2,419,000	2,592,275

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
	Lazard Group
	6.85% 6/15/17	USD	1,762,000	$1,972,594
	7.125% 5/15/15		3,519,000	3,822,830
				13,712,767
Capital Goods – 1.72%
#	Ingersoll-Rand Global Holding 144A
	2.875% 1/15/19		4,630,000	4,573,190
	John Deere Capital 1.70% 1/15/20		14,000,000	13,260,954
	Precision Castparts 1.25% 1/15/18		9,105,000	8,861,623
#	URS 144A 4.35% 4/1/17		7,140,000	7,280,101
				33,975,868
Communications – 3.44%
#	American Tower Trust I 144A 1.551% 3/15/18		3,775,000	3,722,563
	AT&T 1.70% 6/1/17		5,910,000	5,857,306
	CC Holdings GS V 3.849% 4/15/23		3,000,000	2,834,535
#	Crown Castle Towers 144A 3.214% 8/15/15		2,790,000	2,873,803
	Interpublic Group
	2.25% 11/15/17		1,600,000	1,556,474
	3.75% 2/15/23		2,745,000	2,554,269
	Rogers Communications 7.50% 3/15/15		5,960,000	6,601,910
#	SBA Tower Trust 144A 2.24% 4/15/18		1,995,000	1,966,369
#	SES 144A 3.60% 4/4/23		4,111,000	4,007,711
	Telecom Italia Capital 5.25% 11/15/13		1,700,000	1,721,463
	Telefonica Emisiones 3.192% 4/27/18		2,000,000	1,939,352
	Time Warner Cable
	5.85% 5/1/17		9,300,000	10,255,668
	7.50% 4/1/14		2,705,000	2,837,561
	8.25% 2/14/14		1,510,000	1,579,445
•	Verizon Communications 0.886% 3/28/14		5,115,000	5,131,010
	Virgin Media Secured Finance 6.50% 1/15/18		5,500,000	5,678,750
#	Vivendi 144A 3.45% 1/12/18		6,920,000	7,018,236
				68,136,425
Consumer Cyclical – 4.91%
	ADT 2.25% 7/15/17		3,055,000	3,000,755
#	American Honda Finance 144A 1.60% 2/16/18		8,840,000	8,700,947
	Costco Wholesale 1.70% 12/15/19		10,075,000	9,715,897
#	Daimler Finance North America 144A
	1.875% 1/11/18		7,370,000	7,199,635

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Dollar General
	1.875% 4/15/18	USD	1,055,000	$1,019,047
	4.125% 7/15/17		650,000	686,246
	Ford Motor Credit
	3.00% 6/12/17		1,000,000	1,003,034
	3.984% 6/15/16		1,800,000	1,887,046
	4.25% 2/3/17		5,055,000	5,285,978
	Host Hotels & Resorts 3.75% 10/15/23		1,365,000	1,254,518
#	Hyundai Capital America 144A
	2.125% 10/2/17		255,000	246,777
	4.00% 6/8/17		2,170,000	2,250,047
	Lowe’s 1.625% 4/15/17		7,610,000	7,614,764
•	Target 0.447% 7/18/14		21,300,000	21,336,018
	Time Warner 3.15% 7/15/15		5,500,000	5,747,957
	Walgreen 1.80% 9/15/17		11,685,000	11,550,377
	Western Union
	2.875% 12/10/17		2,160,000	2,167,798
	3.65% 8/22/18		910,000	934,980
	Wyndham Worldwide 2.95% 3/1/17		5,570,000	5,642,310
				97,244,131
Consumer Non-Cyclical – 5.95%
#	AbbVie 144A 1.75% 11/6/17		7,590,000	7,443,771
	Allergan 1.35% 3/15/18		2,040,000	1,989,975
	Anheuser-Busch 5.60% 3/1/17		4,490,000	5,087,062
	Anheuser-Busch InBev Worldwide 1.375% 7/15/17		7,420,000	7,309,902
	Baxter International 1.85% 6/15/18		4,000,000	3,972,272
	CareFusion
	#144A 3.30% 3/1/23		2,295,000	2,184,395
	6.375% 8/1/19		1,500,000	1,733,534
	CR Bard 1.375% 1/15/18		7,605,000	7,397,482
	Dr. Pepper Snapple Group 2.00% 1/15/20		6,060,000	5,722,470
#	Heineken 144A 1.40% 10/1/17		10,800,000	10,504,037
#	Imperial Tobacco Finance 144A 2.05% 2/11/18		8,520,000	8,384,166
	Ingredion 1.80% 9/25/17		3,545,000	3,479,885
#	Korea Expressway 144A 1.875% 10/22/17		2,610,000	2,462,136
	Kraft Foods Group 2.25% 6/5/17		6,985,000	7,040,587
	Mattel 1.70% 3/15/18		5,010,000	4,899,179
	McKesson 5.70% 3/1/17		400,000	452,172
	Molson Coors Brewing 2.00% 5/1/17		6,345,000	6,347,804

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	Mylan 144A 2.60% 6/24/18	USD	5,850,000	$5,772,517
	Newell Rubbermaid 2.05% 12/1/17		1,620,000	1,589,207
#	Pernod-Ricard 144A
	2.95% 1/15/17		4,970,000	5,089,608
	5.75% 4/7/21		1,060,000	1,179,415
	Stryker 1.30% 4/1/18		8,000,000	7,744,944
	Yale University 2.90% 10/15/14		1,655,000	1,705,370
#	Zoetis 144A 1.875% 2/1/18		8,540,000	8,369,354
				117,861,244
Electric – 1.19%
	American Electric Power 1.65% 12/15/17		1,460,000	1,420,817
	Appalachian Power 3.40% 5/24/15		4,180,000	4,364,509
	CenterPoint Energy 5.95% 2/1/17		2,365,000	2,691,431
#•	Electricite de France 144A 5.25% 12/29/49		3,025,000	2,897,239
	Jersey Central Power & Light 5.625% 5/1/16		4,560,000	5,062,772
	NV Energy 6.25% 11/15/20		2,960,000	3,482,807
	PPL Capital Funding 1.90% 6/1/18		3,810,000	3,746,948
				23,666,523
Energy – 2.01%
	Chevron 2.427% 6/24/20		2,045,000	2,036,591
	CNOOC Finance 2013 3.00% 5/9/23		3,015,000	2,729,311
	Petrobras International Finance 3.50% 2/6/17		13,190,000	13,164,240
	Petrohawk Energy
	7.25% 8/15/18		9,605,000	10,503,068
	7.875% 6/1/15		315,000	321,851
#	Sinopec Group Overseas Development 144A
	2.75% 5/17/17		290,000	292,284
	Total Capital Canada 1.45% 1/15/18		695,000	679,588
	Transocean 2.50% 10/15/17		4,840,000	4,787,912
	Weatherford Bermuda 4.95% 10/15/13		30,000	30,323
#	Woodside Finance 144A 8.125% 3/1/14		4,940,000	5,164,400
				39,709,568
Finance Companies – 1.39%
#	CDP Financial 144A 3.00% 11/25/14		6,350,000	6,546,253
	General Electric Capital
	•0.533% 9/15/14		3,535,000	3,537,789
	4.375% 9/16/20		2,630,000	2,788,479
	6.00% 8/7/19		6,790,000	7,892,974

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
#	General Electric Capital 144A 3.80% 6/18/19	USD	2,235,000	$2,329,681
	International Lease Finance
	6.625% 11/15/13		341,000	346,541
	8.75% 3/15/17		3,596,000	4,023,025
				27,464,742
Insurance – 2.43%
	American International Group
	6.40% 12/15/20		2,585,000	3,002,320
	8.25% 8/15/18		505,000	627,624
•	Chubb 6.375% 3/29/67		3,030,000	3,257,250
	MetLife
	1.756% 12/15/17		5,105,000	5,031,075
	6.75% 6/1/16		7,570,000	8,669,929
#	Metropolitan Life Global Funding I 144A
	3.125% 1/11/16		7,500,000	7,840,575
#	Pricoa Global Funding I 144A 1.60% 5/29/18		1,050,000	1,013,817
	Principal Financial Group 1.85% 11/15/17		5,050,000	4,964,801
•	Prudential Financial 5.625% 6/15/43		1,200,000	1,179,000
	WellPoint 1.875% 1/15/18		10,535,000	10,326,418
#•	ZFS Finance USA Trust II 144A
	6.45% 12/15/65		2,045,000	2,203,488
				48,116,297
Natural Gas – 1.62%
	Energy Transfer Partners 8.50% 4/15/14		229,000	242,311
	Enterprise Products Operating 9.75% 1/31/14		4,450,000	4,675,642
#	GDF Suez 144A 1.625% 10/10/17		7,595,000	7,487,379
	Kinder Morgan Energy Partners 3.50% 9/1/23		1,540,000	1,446,253
	Sempra Energy 2.30% 4/1/17		5,490,000	5,565,422
	Spectra Energy Capital 3.30% 3/15/23		895,000	809,094
	Sunoco Logistics Partners Operations
	3.45% 1/15/23		2,905,000	2,704,163
	Williams Partners 7.25% 2/1/17		7,945,000	9,241,235
				32,171,499
Technology – 2.34%
	Agilent Technologies 3.875% 7/15/23		2,285,000	2,211,281
	Apple 1.00% 5/3/18		7,540,000	7,249,137
	Corning 1.45% 11/15/17		3,800,000	3,711,802
	EMC 2.65% 6/1/20		5,365,000	5,296,999

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Fidelity National Information Services
3.50% 4/15/23	USD	525,000	$475,123
Hewlett-Packard 3.00% 9/15/16		2,770,000	2,846,776
Microsoft 2.13% 11/15/22		2,660,000	2,427,415
National Semiconductor 6.60% 6/15/17		3,325,000	3,910,330
NetApp 2.00% 12/15/17		2,700,000	2,632,584
Oracle 5.75% 4/15/18		265,000	308,691
Total System Services
2.375% 6/1/18		1,685,000	1,634,379
3.75% 6/1/23		1,530,000	1,423,498
Xerox
•1.094% 5/16/14		2,260,000	2,258,884
2.95% 3/15/17		5,430,000	5,479,728
6.35% 5/15/18		3,890,000	4,462,985
			46,329,612
Transportation – 0.68%
Burlington Northern Santa Fe 7.00% 2/1/14		4,235,000	4,387,100
CSX 5.60% 5/1/17		1,371,000	1,546,685
# ERAC USA Finance 144A 2.75% 7/1/13		2,095,000	2,095,000
# Penske Truck Leasing 144A 3.75% 5/11/17		2,700,000	2,827,548
United Parcel Service 5.125% 4/1/19		2,300,000	2,648,002
			13,504,335
Total Corporate Bonds (cost $736,606,810)			737,495,196

Municipal Bonds – 0.22%
Railsplitter Tobacco Settlement Authority,
Illinois Revenue 5.00% 6/1/15		3,995,000	4,281,841
Total Municipal Bonds (cost $4,095,834)			4,281,841

Non-Agency Asset Backed Securities – 30.95%
• Ally Master Owner Trust
Series 2010-4 A 1.263% 8/15/17		13,780,000	13,889,358
Series 2011-1 A1 1.063% 1/15/16		2,265,000	2,268,407
Series 2012-3 A1 0.893% 6/15/17		9,000,000	9,021,339
Series 2013-2 A 0.643% 4/15/18		4,000,000	3,979,804

		Principal amount°		Value (U.S. $)
Non-Agency Asset Backed Securities (continued)
•	American Express Credit Account Master Trust
	Series 2011-1 A 0.363% 4/17/17	USD	8,010,000	$8,005,426
	Series 2011-1 B 0.893% 4/17/17		3,750,000	3,758,933
#•	ARI Fleet Lease Trust 144A
	Series 2012-A A 0.743% 3/15/20		5,157,740	5,163,553
	Series 2012-B A 0.493% 1/15/21		12,401,854	12,378,600
•	Bank of America Credit Card Trust
	Series 2006-A7 A7 0.233% 12/15/16		2,656,000	2,648,693
	Series 2007-A4 A4 0.233% 11/15/19		6,495,000	6,450,275
	Series 2007-A6 A6 0.253% 9/15/16		7,915,000	7,899,677
	Series 2007-A10 A10 0.263% 12/15/16		4,900,000	4,888,073
	Series 2008-C5 C5 4.943% 3/15/16		15,700,000	15,897,161
#•	BMW Floorplan Master Owner Trust
	Series 2012-1A A 144A 0.593% 9/15/17		10,300,000	10,260,500
	BMW Vehicle Lease Trust
	Series 2012-1 A3 0.75% 2/20/15		6,575,000	6,580,911
#•	Cabela’s Master Credit Card Trust 144A
	Series 2010-2A A2 0.893% 9/17/18		9,630,000	9,692,210
	Series 2012-1A A2 144A 0.723% 2/18/20		4,600,000	4,597,571
	Series 2012-2A A2 144A 0.673% 6/15/20		6,000,000	5,972,928
	Capital One Multi-Asset Execution Trust
	•Series 2004-A1 A1 0.403% 12/15/16		2,405,000	2,404,122
	•Series 2007-A1 A1 0.243% 11/15/19		3,675,000	3,634,961
	•Series 2007-A2 A2 0.273% 12/16/19		5,000,000	4,948,345
	Series 2007-A7 A7 5.75% 7/15/20		2,075,000	2,415,358
	•Series 2013-A2 A2 0.373% 2/15/19		7,500,000	7,470,413
	Chase Funding Mortgage Loan Asset-Backed
	Certificates Series 2002-3 1A6
	4.707% 6/25/32		3,106	3,111
•	Chase Issuance Trust
	Series 2007-B1 B1 0.443% 4/15/19		2,000,000	1,954,736
	Series 2012-A6 A 0.323% 8/15/17		13,000,000	12,964,796
	Series 2012-A9 A9 0.343% 10/16/17		11,500,000	11,470,146
	Series 2012-A10 A10 0.453% 12/16/19		5,930,000	5,897,177
	Series 2013-A2 A2 0.293% 2/15/17		10,100,000	10,074,891
	Series 2013-A3 A3 0.473% 4/15/20		15,000,000	14,917,935
#•	Chesapeake Funding 144A
	Series 2009-2A A 1.943% 9/15/21		6,043,936	6,055,812
	Series 2012-1A A 0.943% 11/7/23		7,593,707	7,613,064
	Series 2012-2A A 0.643% 5/7/24		10,620,000	10,598,399

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset Backed Securities (continued)
•	Citibank Credit Card Issuance Trust
	Series 2008-A6 A6 1.393% 5/22/17	USD	7,250,000	$7,381,617
	Series 2013-A1 A1 0.293% 4/24/17		7,585,000	7,564,073
	Series 2013-A2 A2 0.475% 5/26/20		8,995,000	8,943,279
#•	Citibank Omni Master Trust
	Series 2009-A14A A14 144A
	2.943% 8/15/18		15,780,000	16,205,476
	Conseco Financial
	Series GT 1997-6 A8 7.07% 1/15/29		465,204	489,406
•	Discover Card Execution Note Trust
	Series 2010-A2 A2 0.773% 3/15/18		10,000,000	10,062,560
	Series 2011-A1 A1 0.543% 8/15/16		3,620,000	3,623,301
	Series 2011-A3 A 0.403% 3/15/17		10,940,000	10,937,735
	Series 2011-A4 A4 0.543% 5/15/19		7,810,000	7,799,917
	Series 2012-A4 A4 0.563% 11/15/19		10,255,000	10,212,780
	Series 2012-A5 A5 0.393% 1/16/18		4,000,000	3,991,744
	Series 2013-A1 A1 0.493% 8/17/20		9,300,000	9,187,033
	Series 2013-A3 A3 0.373% 10/15/18		7,000,000	6,970,418
#	Enterprise Fleet Financing 144A
	Series 2011-3 A2 1.62% 5/20/17		4,124,397	4,145,391
	Series 2012-1 A2 1.14% 11/20/17		2,017,734	2,019,806
	Ford Credit Floorplan Master Owner Trust A
	#•Series 2010-3 A2 144A 1.893% 2/15/17		20,785,000	21,205,148
	•Series 2011-1 A2 0.793% 2/15/16		17,990,000	18,036,900
	•Series 2013-1 A2 0.573% 1/15/18		8,500,000	8,495,640
	Series 2013-3 A2 0.493% 6/15/17		5,000,000	4,990,895
•	GE Dealer Floorplan Master Note Trust
	Series 2012-2 A 0.942% 4/22/19		24,865,000	24,978,509
	Series 2012-4 A 0.632% 10/20/17		9,125,000	9,059,437
	Series 2013-1A 0.592% 4/20/18		19,000,000	18,914,234
	GE Equipment Transportation
	Series 2013-1 A3 0.69% 11/25/16		5,825,000	5,797,989
	General Electric Capital Credit Card Master
	Note Trust
	•Series 2011-1 A 0.743% 1/15/17		3,000,000	3,004,935
	Series 2012-6 A 1.36% 8/17/20		2,140,000	2,104,840
#•	Golden Credit Card Trust 144A
	Series 2012-3A A 0.643% 7/17/17		17,580,000	17,651,076
	Series 2012-5A A 0.79% 9/15/17		1,050,000	1,049,850
	Series 2013-1A A 0.443% 2/15/18		9,000,000	8,992,827

		Principal amount°		Value (U.S. $)
Non-Agency Asset Backed Securities (continued)
#•	Gracechurch Card Funding
	Series 2012-1A A1 144A 0.893% 2/15/17	USD	14,615,000	$14,722,698
#•	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A 5.006% 7/25/35		93,768	94,333
	MBNA Credit Card Master Note Trust
	Series 2004-B1 B1 4.45% 8/15/16		7,475,000	7,668,274
	Mercedes-Benz Auto Lease Trust
	Series 2013-A A4 0.72% 12/17/18		2,065,000	2,054,665
#•	Mercedes-Benz Master Owner Trust
	Series 2012-BA A 144A 0.463% 11/15/16		7,345,000	7,316,193
#•	Motor Series 2013-1A A1 0.699% 2/15/21		8,400,000	8,408,400
#	Navistar Financial Dealer Note Master Trust 144A
	•Series 2011-1 A 1.343% 10/25/16		8,850,000	8,864,603
	Series 2012-A A2 144A 0.85% 3/18/15		2,508,083	2,509,126
•	Nissan Master Owner Trust Receivables
	Series 2012-A A 0.663% 5/15/17		14,440,000	14,418,152
	Series 2013-A A 0.493% 2/15/18		7,420,000	7,380,681
#•	Penarth Master Issuer
	Series 2011-2A A1 144A 0.943% 11/18/15		11,000,000	11,027,522
#•	PFS Financing 144A
	Series 2012-AA A 1.393% 2/15/16		6,705,000	6,730,030
	Series 2013-AA A 0.743% 2/15/18		9,300,000	9,262,502
#•	Trafigura Securitisation Finance
	Series 2012-1A A 144A 2.593% 10/15/15		3,700,000	3,746,539
#	Trinity Rail Leasing
	Series 2012-1A A1 2.266% 1/15/43		2,124,501	2,150,724
#•	Volkswagen Credit Auto Master Trust
	Series 2011-1A Note 144A 0.872% 9/20/16		17,000,000	16,992,214
Total Non-Agency Asset Backed
	Securities (cost $615,469,719)			612,940,157

Non-Agency Collateralized Mortgage Obligations – 0.05%
	American Home Mortgage Investment Trust
	Series 2005-2 5A1 5.064% 9/25/35		103,945	103,151
	Bank of America Alternative Loan Trust
	Series 2005-3 2A1 5.50% 4/25/20		123,834	129,508
	Series 2005-6 7A1 5.50% 7/25/20		91,868	95,504
•	Bank of America Mortgage Securities Series
	2002-K 2A1 2.775% 10/20/32		3,605	3,609

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
#• GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27	USD	118,155	$122,668
• JPMorgan Mortgage Trust
Series 2006-A2 3A3 5.263% 4/25/36		310,779	270,252
• Wells Fargo Mortgage-Backed Securities Trust
Series 2004-EE 3A1 2.889% 12/25/34		22,914	22,791
Series 2006-AR5 2A1 2.639% 4/25/36		249,487	224,712
Total Non-Agency Collateralized Mortgage
Obligations (cost $851,829)			972,195

ΔRegional Bonds – 1.54%
Canada – 1.54%
Province of Ontario
3.20% 9/8/16	CAD	10,000,000	9,931,333
4.40% 3/8/16	CAD	10,000,000	10,198,012
Province of Quebec 4.50% 12/1/16	CAD	10,000,000	10,345,903
Total Regional Bonds (cost $30,516,219)			30,475,248

«Senior Secured Loan – 0.00%
Seven Seas Cruises 4.75% 12/21/18	USD	83,938	83,990
Total Senior Secured Loan (cost $83,938)			83,990

ΔSovereign Bonds – 4.47%
Brazil – 0.89%
Brazil Notas do Tesouro Nacional
Series F 10.00% 1/1/15	BRL	39,160,000	17,563,250
			17,563,250
Indonesia – 1.61%
Indonesia Retail Bond 7.95% 8/15/13	IDR	316,000,000,000	31,848,230
			31,848,230
Norway – 0.44%
Norwegian Government 5.00% 5/15/15	NOK	50,000,000	8,780,046
			8,780,046
Republic of Korea – 0.52%
Korea Treasury Inflation-Linked Bond
2.75% 3/10/17	KRW	10,997,280,000	10,231,138
			10,231,138

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Sweden – 0.22%
# Kommuninvest I Sverige AB 144A
0.50% 6/15/16	USD	4,360,000	$4,308,805
			4,308,805

United Kingdom – 0.79%
United Kingdom Gilt	GBP	10,000,000	15,740,037
			15,740,037
Total Sovereign Bonds (cost $96,945,238)			88,471,506

Supranational Banks – 1.31%
Asian Development Bank 1.00% 12/15/15	GBP	10,000,000	15,354,292
International Bank for
Reconstruction & Development
3.375% 4/30/15	NOK	50,000,000	8,456,487
3.75% 5/19/17	NOK	12,740,000	2,221,236
Total Supranational Banks (cost $26,063,157)			26,032,015

U.S. Treasury Obligations – 1.23%
United States Treasury Notes
1.00% 5/31/18	USD	750,000	737,168
1.375% 6/30/18		425,000	424,801
1.75% 5/15/23		24,815,000	23,242,746
Total U.S. Treasury Obligations
(cost $24,876,864)			24,404,715

	Principal amount
Short-Term Investments – 12.39%
≠Discount Notes – 8.74%
Fannie Mae Discount Notes 0.06% 9/16/13		31,914,361	31,912,319
Federal Home Loan Bank
0.045% 7/24/13		32,803,769	32,803,573
0.05% 7/26/13		7,489,154	7,489,102
0.055% 8/12/13		17,508,683	17,508,280
0.06% 7/2/13		20,332,246	20,332,246
0.06% 8/14/13		31,271,510	31,270,760
0.06% 8/16/13		10,271,583	10,271,317
0.06% 8/21/13		13,002,004	13,001,640
0.08% 8/30/13		8,594,062	8,593,779
			173,183,016

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 2.18%
Bank of America 0.05%, dated 6/28/13, to
be repurchased on 7/1/13, repurchase
price $15,501,086 (collateralized
by U.S. Government obligations
0.375%-2.25% 5/31/14-11/30/16;
market value $15,811,042)	15,501,021	$15,501,021
BNP Paribas 0.05%, dated 6/28/13, to
be repurchased on 7/1/13, repurchase
price $7,074,179 (collateralized by U.S.
Government obligations 0.25%-0.375%
6/30/14-2/15/16; market value $7,215,823)	7,074,150	7,074,150
BNP Paribas 0.005%, dated 6/28/13, to
be repurchased on 7/1/13, repurchase
price $20,668,037 (collateralized by
U.S. Government obligations 0.25%
3/31/14-8/31/14; market value $21,081,393)	20,668,028	20,668,028
		43,243,199
≠U.S. Treasury Obligations – 1.47%
U.S. Treasury Bills
0.03% 7/25/13	13,486,536	13,486,401
0.055% 9/26/13	15,545,577	15,544,349
		29,030,750
Total Short-Term Investments
(cost $245,448,785)		245,456,965
Total Value of Securities – 115.30%
(cost $2,294,262,071)		2,283,458,922
z«Liabilities Net of Receivables and
Other Assets – (15.30%)		(302,983,239)
Net Assets Applicable to 231,251,304
Shares Outstanding – 100.00%		$1,980,475,683

Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class A ($1,079,065,528 / 125,973,086 Shares)	$8.57
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class B ($450,322 / 52,588 Shares)	$8.56
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class C ($337,114,024 / 39,381,726 Shares)	$8.56
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class R ($15,385,301 / 1,795,671 Shares)	$8.57
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Institutional Class ($548,460,508 / 64,048,233 Shares)	$8.56

Components of Net Assets at June 30, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$2,041,998,077
Distributions in excess of net investment income	(7,376,054)
Accumulated net realized loss on investments	(46,047,060)
Net unrealized depreciation of investments and derivatives	(8,099,280)
Total net assets	$1,980,475,683

°	Principal amount is stated in the currency in which each security is denominated.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $481,744,139, which represented 24.32% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2013.
≠	The rate shown is the effective yield at the time of purchase.
«	Includes foreign currency valued at $19,289,099 with a cost of $19,995,796.
z	Of this amount, $405,328,255 represents payable for securities purchased as of June 30, 2013.

Statement of net assets
Delaware Limited-Term Diversified Income Fund

Net Asset Value and Offering Price Per Share –
Delaware Limited-Term Diversified Income Fund
Net asset value Class A (A)	$8.57
Sales charge (2.75% of offering price) (B)	0.24
Offering price	$8.81

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

The following foreign currency exchange contracts and swap contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	(102,706,880)	USD	135,966,871	7/19/13	$2,261,861
BAML	GBP	20,578,145	USD	(31,334,341)	7/1/13	(37,699)
BAML	NOK	12,924,538	USD	(2,132,058)	7/1/13	(4,437)
GSC	EUR	(34,014,848)	USD	45,142,125	7/19/13	861,200
HSBC	EUR	19,180,183	USD	(25,456,324)	7/19/13	(487,337)
JPMC	EUR	8,196,528	USD	(10,890,932)	7/19/13	(220,596)
						$2,372,992

Swap Contracts
CDS Contracts2
				Annual		Unrealized
				Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
GSC	CDX.N.A.HY.20	USD	23,500,000	5.00%	6/20/18	$598,527
JPMC	CDX.N.A.HY.20	USD	41,500,000	5.00%	6/20/18	476,324
MSC	CDX.N.A.HY.20	USD	19,000,000	5.00%	6/20/18	364,255
						$1,439,106

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Statement of net assets
Delaware Limited-Term Diversified Income Fund

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
BAML — Bank of America Merrill Lynch
BRL — Brazilian Real
CAD — Canadian Dollar
CDO — Collateralized Debt Obligation
CDS — Credit Default Swap
CLO — Collateralized Loan Obligation
EUR — European Monetary Unit
FHAVA — Federal Housing Administration & Veterans Administration
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
IDR — Indonesian Rupiah
JPMC — JPMorgan Chase Bank
KRW — South Korean Won
MASTR — Mortgage Asset Securitization Transactions, Inc.
MSC — Morgan Stanley Capital
NOK — Norwegian Krone
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
USD — United States Dollar
yr — Year

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Limited-Term Diversified Income Fund	Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Interest	$20,517,213
Dividends	299,475	$20,816,688

Expenses:
Management fees	5,349,928
Distribution expenses – Class A	1,852,709
Distribution expenses – Class B	2,939
Distribution expenses – Class C	1,977,563
Distribution expenses – Class R	48,850
Dividend disbursing and transfer agent fees and expenses	1,455,314
Accounting and administration expenses	444,812
Reports and statements to shareholders	119,490
Registration fees	104,365
Legal fees	82,506
Custodian fees	77,992
Audit and tax	58,200
Trustees’ fees	56,668
Insurance fees	23,080
Pricing fees	15,101
Dues and services	11,260
Consulting fees	10,880
Trustees’ expenses	4,510	11,696,167
Less waived distribution expenses – Class A		(932,488)
Less waived distribution expenses – Class B		(1,587)
Less waived distribution expenses – Class R		(8,142)
Less expense paid indirectly		(952)
Total operating expenses		10,752,998
Net Investment Income		10,063,690

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$10,567,502
Foreign currencies	(13,755,093)
Foreign currency exchange contracts	(5,393,009)
Futures contracts	(8,169,158)
Swap contracts	(14,643,982)
Net realized loss	(31,393,740)
Net change in unrealized appreciation (depreciation) of:
Investments	(49,206,270)
Foreign currencies	(1,104,502)
Foreign currency exchange contracts	4,610,564
Futures contracts	549,209
Swap contracts	10,765,946
Net change in unrealized appreciation (depreciation)	(34,385,053)
Net Realized and Unrealized Loss	(65,778,793)

Net Decrease in Net Assets Resulting from Operations	$(55,715,103)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Limited-Term Diversified Income Fund

	Six Months	Year
	Ended	Ended
	6/30/13	12/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,063,690	$23,658,626
Net realized gain (loss)	(31,393,740)	23,709,841
Net change in unrealized appreciation (depreciation)	(34,385,053)	7,544,221
Net increase (decrease) in net assets resulting
from operations	(55,715,103)	54,912,688

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(10,325,464)	(25,111,795)
Class B	(3,976)	(10,591)
Class C	(1,609,329)	(5,348,567)
Class R	(105,775)	(280,007)
Institutional Class	(5,845,697)	(14,589,474)

Return of capital:
Class A	—	(610,884)
Class B	—	(450)
Class C	—	(230,005)
Class R	—	(8,288)
Institutional Class	—	(331,766)

Net realized gain on investments:
Class A	—	(1,660,926)
Class B	—	(907)
Class C	—	(554,258)
Class R	—	(21,037)
Institutional Class	—	(982,562)
	(17,890,241)	(49,741,517)
Capital Share Transactions:
Proceeds from shares sold:
Class A	230,012,315	639,349,891
Class B	16	101,921
Class C	19,110,853	84,980,167
Class R	2,557,498	8,913,702
Institutional Class	162,403,539	596,223,465

	Six Months	Year
	Ended	Ended
	6/30/13	12/31/12
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$10,220,151	$24,841,160
Class B	3,549	11,057
Class C	1,478,884	5,376,258
Class R	108,165	303,692
Institutional Class	5,083,722	13,317,239
	430,978,692	1,373,418,552
Cost of shares redeemed:
Class A	(458,970,938)	(539,343,248)
Class B	(215,731)	(659,212)
Class C	(123,353,440)	(140,498,495)
Class R	(3,996,371)	(8,833,020)
Institutional Class	(341,237,293)	(437,857,572)
	(927,773,773)	(1,127,191,547)
Increase (Decrease) in net assets derived from capital
share transactions	(496,795,081)	246,227,005
Net Increase (Decrease) in Net Assets	(570,400,425)	251,398,176

Net Assets:
Beginning of period	2,550,876,108	2,299,477,932
End of period (including undistributed (distributions in
excess of) net investment income of $(7,376,054)
and $450,497, respectively)	$1,980,475,683	$2,550,876,108

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
6/30/13[1]	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
(Unaudited)
$8.850	$8.820	$8.920	$8.880	$8.180	$8.340

0.043	0.096	0.145	0.192	0.328	0.294
(0.251)	0.123	0.100	0.134	0.710	(0.112)
(0.208)	0.219	0.245	0.326	1.038	0.182

(0.072)	(0.174)	(0.220)	(0.143)	(0.338)	(0.342)
—	(0.004)	—	—	—	—
—	(0.011)	(0.125)	(0.143)	—	—
(0.072)	(0.189)	(0.345)	(0.286)	(0.338)	(0.342)

$8.570	$8.850	$8.820	$8.920	$8.880	$8.180

(2.36% )	2.49%	2.78%	3.70%	12.89%	2.21%

$1,079,066	$1,337,983	$1,210,257	$1,217,992	$958,305	$252,563
0.83%	0.81%	0.82%	0.83%	0.84%	0.84%

0.98%	0.96%	0.97%	0.98%	1.04%	1.12%
0.98%	1.07%	1.62%	2.14%	3.78%	3.55%

0.83%	0.92%	1.47%	1.99%	3.58%	3.27%
154%	262%	333%	411%	287%	351%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
6/30/13[1]	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
(Unaudited)
$8.850	$8.820	$8.920	$8.870	$8.180	$8.330

0.029	0.020	0.069	0.116	0.255	0.223
(0.263)	0.123	0.101	0.144	0.700	(0.101)
(0.234)	0.143	0.170	0.260	0.955	0.122

(0.056)	(0.098)	(0.145)	(0.067)	(0.265)	(0.272)
—	(0.004)	—	—	—	—
—	(0.011)	(0.125)	(0.143)	—	—
(0.056)	(0.113)	(0.270)	(0.210)	(0.265)	(0.272)

$8.560	$8.850	$8.820	$8.920	$8.870	$8.180

(2.65% )	1.62%	1.92%	2.94%	11.82%	1.47%

$450	$680	$1,220	$2,529	$2,884	$3,728
1.14%	1.66%	1.67%	1.68%	1.69%	1.69%

1.68%	1.66%	1.67%	1.68%	1.74%	1.82%
0.67%	0.22%	0.77%	1.29%	2.93%	2.70%

0.13%	0.22%	0.77%	1.29%	2.88%	2.57%
154%	262%	333%	411%	287%	351%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
6/30/13[1]	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
(Unaudited)
$8.850	$8.820	$8.910	$8.870	$8.180	$8.330

0.006	0.020	0.069	0.116	0.255	0.224
(0.261)	0.123	0.110	0.133	0.699	(0.102)
(0.255)	0.143	0.179	0.249	0.954	0.122

(0.035)	(0.098)	(0.144)	(0.066)	(0.264)	(0.272)
—	(0.004)	—	—	—	—
—	(0.011)	(0.125)	(0.143)	—	—
(0.035)	(0.113)	(0.269)	(0.209)	(0.264)	(0.272)

$8.560	$8.850	$8.820	$8.910	$8.870	$8.180

(2.89% )	1.62%	2.03%	2.82%	11.80%	1.47%

$337,114	$452,197	$500,237	$550,958	$327,809	$52,505
1.68%	1.66%	1.67%	1.68%	1.69%	1.69%

1.68%	1.66%	1.67%	1.68%	1.74%	1.82%
0.13%	0.22%	0.77%	1.29%	2.93%	2.70%

0.13%	0.22%	0.77%	1.29%	2.88%	2.57%
154%	262%	333%	411%	287%	351%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
6/30/13[1]	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
(Unaudited)
$8.850	$8.820	$8.920	$8.880	$8.180	$8.340

0.028	0.065	0.114	0.161	0.298	0.265
(0.251)	0.123	0.100	0.133	0.710	(0.112)
(0.223)	0.188	0.214	0.294	1.008	0.153

(0.057)	(0.143)	(0.189)	(0.111)	(0.308)	(0.313)
—	(0.004)	—	—	—	—
—	(0.011)	(0.125)	(0.143)	—	—
(0.057)	(0.158)	(0.314)	(0.254)	(0.308)	(0.313)

$8.570	$8.850	$8.820	$8.920	$8.880	$8.180

(2.53% )	2.13%	2.42%	3.34%	12.50%	1.86%

$15,385	$17,243	$16,796	$16,639	$6,331	$1,446
1.18%	1.16%	1.17%	1.18%	1.19%	1.19%

1.28%	1.26%	1.27%	1.28%	1.34%	1.42%
0.63%	0.72%	1.27%	1.79%	3.43%	3.20%

0.53%	0.62%	1.17%	1.69%	3.28%	2.97%
154%	262%	333%	411%	287%	351%

Financial highlights
Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
6/30/13[1]	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
(Unaudited)
$8.850	$8.820	$8.920	$8.870	$8.180	$8.340

0.049	0.109	0.159	0.206	0.341	0.306
(0.261)	0.123	0.100	0.143	0.700	(0.111)
(0.212)	0.232	0.259	0.349	1.041	0.195

(0.078)	(0.187)	(0.234)	(0.156)	(0.351)	(0.355)
—	(0.004)	—	—	—	—
—	(0.011)	(0.125)	(0.143)	—	—
(0.078)	(0.202)	(0.359)	(0.299)	(0.351)	(0.355)

$8.560	$8.850	$8.820	$8.920	$8.870	$8.180

(2.41% )	2.64%	2.94%	3.97%	12.93%	2.37%

$548,461	$742,773	$570,968	$390,769	$68,659	$7,420
0.68%	0.66%	0.67%	0.68%	0.69%	0.69%

0.68%	0.66%	0.67%	0.68%	0.74%	0.82%
1.13%	1.22%	1.77%	2.29%	3.93%	3.70%

1.13%	1.22%	1.77%	2.29%	3.88%	3.57%
154%	262%	333%	411%	287%	351%

Notes to financial statements
Delaware Limited-Term Diversified Income Fund	June 30, 2013 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 2% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuation provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely- than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2013, the Fund earned $952 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2013, the Fund was charged $55,584 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contractually agreed to limit the Class A and Class R shares’ 12b-1 fees through April 30, 2014 to 0.15% and 0.50%, respectively, of the classes’ average daily net assets. Effective March 1, 2013, DDLP has contractually agreed to limit the Class B share’s 12b-1 fees through February 28, 2014 to 0.15% of the class’ average daily net assets.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At June 30, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$808,200
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	46,681
Distribution fees payable to DDLP	436,755
Other expenses payable to DMC and affiliates	109,128

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended June 30, 2013, the Fund was charged $36,514 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended June 30, 2013, DDLP earned $10,733 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2013, DDLP received gross CDSC commissions of $6,682 and $8,458 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended June 30, 2013, the Fund made purchases of $2,608,935,780 and sales of $2,898,886,640 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2013, the Fund made purchases of $515,322,087 and sales of $651,836,441 of long-term U.S. government securities.

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments was $2,295,046,816. At June 30, 2013, net unrealized depreciation was $11,587,894 of which $25,339,265 related to unrealized appreciation of investments and $36,927,159 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed
Securities	$—	$1,088,662,944	$—	$1,088,662,944
Corporate Debt[1]	—	773,081,413	2,592,275	775,673,688
Foreign Debt	—	144,978,769	—	144,978,769
Municipal Bonds	—	4,281,841	—	4,281,841
U.S. Treasury Obligations	—	24,404,715	—	24,404,715
Short-Term Investments	—	245,456,965	—	245,456,965
Total	$—	$2,280,866,647	$2,592,275	$2,283,458,922

Foreign Currency
Exchange Contracts	$—	$2,372,992	$—	$2,372,992
Swap Contracts	—	1,439,106	—	1,439,106

1Security type is valued across multiple levels. The amount attributed to level 3 securities represents less than 1% of the total market value of this security type.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/13	12/31/12
Shares sold:
Class A	26,193,158	71,668,066
Class B	2	11,410
Class C	2,188,122	9,533,131
Class R	291,746	999,767
Institutional Class	18,510,549	66,766,866

Shares issued upon reinvestment of dividends and distributions:
Class A	1,167,053	2,787,479
Class B	406	1,242
Class C	168,899	603,932
Class R	12,350	34,073
Institutional Class	580,656	1,495,022
	49,112,941	153,900,988

Shares redeemed:
Class A	(52,530,796)	(60,503,288)
Class B	(24,669)	(74,133)
Class C	(14,090,541)	(15,766,567)
Class R	(455,826)	(990,037)
Institutional Class	(38,977,510)	(49,073,187)
	(106,079,342)	(126,407,212)
Net increase (decrease)	(56,966,401)	27,493,776

For the six months ended June 30, 2013 and the year ended December 31, 2012, 5,448 Class B shares were converted to 5,448 Class A shares valued at $47,475 and 25,114 Class B shares were converted to 25,109 Class A shares valued at $222,987, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of June 30, 2013 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap Contracts — The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended June 30, 2013, the Fund did not enter into any CDS contracts as a seller of protection. For trades prior to June 10, 2013, the Fund had posted $2,620,000 in cash collateral for certain open derivatives. The Fund received $220,000 in cash collateral and $1,645,000 in securities collateral for open swap contracts. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair value of derivative instruments as of June 30, 2013 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets		Net Assets
	Location	Fair Value	Location	Fair Value
Forward currency exchange contracts (Foreign currency
exchange contracts)	Liabilities net of receivables and other assets	$3,123,061	Liabilities net of receivables and other assets	$(750,069)
Credit contracts (Swap
Contracts)	Liabilities net of receivables and other assets	1,439,106	Liabilities net of receivables and other assets	—
Total		$4,562,167		$(750,069)

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2013 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		(Loss) on	(Depreciation)
	Location of Gain (Loss) on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Forward currency exchange contracts (Foreign currency
exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(5,393,009)	$4,610,564
Interest rate contracts
(Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(8,169,158)	549,209
Credit contracts
(Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(14,643,982)	10,765,946
Total		$(28,206,149)	$15,925,719

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2013.

	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	43,652,010	USD	169,876,935
Futures contracts (average notional value)		89,241,933		44,891,978
Swap contracts (average notional value)*		27,900,242		—
	EUR	20,369,032		—

*Long represents buying protection and short represents selling protection.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2013, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

			Gross Amounts Not Offset in the
			Statement of Net Assets
	Gross	Gross
	Amounts	Amounts
	of Assets	Available for
	Presented in	Offset in the		Cash
	the Statement	Statement of	Financial	Collateral	Net
	of Net Assets	Net Assets	Instruments	Received	Amount[1]
Repurchase Agreements	$43,243,199	$—	$(43,243,199)	$—	$—
Foreign Currency
Exchange Contracts	3,123,061	(42,136)	(1,645,000)	—	1,435,925
Credit Default
Swaps	1,439,106	(220,596)	—	(363,659)	854,851
Total	$47,805,366	$(262,732)	$(44,888,199)	$(363,659)	$2,290,776

Offsetting of Financial Liabilities and Derivative Liabilities

Gross Amounts Not Offset in the
Statement of Net Assets
	Gross	Gross
	Amounts	Amounts
	of Liabilities	Available for
	Presented in	Offset in the		Cash
	the Statement	Statement of	Financial	Collateral	Net
	of Net Assets	Net Assets	Instruments	Pledged	Amount[2]
Foreign Currency
Exchange Contracts	$(750,069)	$262,732	$—	$—	$(487,337)
Total	$(750,069)	$262,732	$—	$—	$(487,337)

1Net amount represents the net amount receivable from the counterparty in the event of default.
2Net amount represents the net amount payable due to the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

7. Securities Lending (continued)

of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended June 30, 2013, the Fund had no securities out on loan.

8. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations held by the Fund that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 3, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 3, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 3, 2013